RELATED PARTIES (Details Narrative)										12 Months Ended
	Jan. 08, 2024 USD ($)	Dec. 19, 2023 USD ($)	Aug. 29, 2022 USD ($)	Aug. 27, 2022 USD ($)	Apr. 18, 2022 USD ($)	Jun. 23, 2021 USD ($)	Jun. 23, 2021 USD ($)	Jun. 23, 2021 ILS (₪)	Nov. 06, 2020 USD ($)	Dec. 31, 2023 USD ($)	Jun. 22, 2021 USD ($)
Debt Instrument, Periodic Payment										$ 400,000
[custom:AnnualFees]							$ 30,500	₪ 100,000
Deferred Compensation Arrangements, Overall, Description							In addition, each member of the Board will receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined.	In addition, each member of the Board will receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined.
Mr.David Palach [Member]
Debt Instrument, Periodic Payment			$ 6,000			$ 14,000
[custom:ReimbursementExpenses]						$ 500
[custom:CommonStockOutstandingPercentage]						4.50%
Notes Payable						$ 8,000	$ 8,000
Mr.David Palach [Member] | Subsequent Event [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 15,000
Mr.David Palach [Member] | Maximum [Member]
Salary and Wage, Excluding Cost of Good and Service Sold		$ 1,000
Mr.David Palach [Member] | Common Stock [Member]
Notes Payable											$ 42,858
Mr.David Palach [Member] | Consulting Agreement [Member]
Salary and Wage, Excluding Cost of Good and Service Sold									$ 8,000
Board of Directors Chairman [Member]
[custom:ReimbursementExpenses]										$ 10,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold			25,000
Board of Directors Chairman [Member] | Subsequent Event [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	15,000
Board of Directors Chairman [Member] | Maximum [Member]
Salary and Wage, Excluding Cost of Good and Service Sold		$ 1,000	8,000
Board of Directors Chairman [Member] | Minimum [Member]
Salary and Wage, Excluding Cost of Good and Service Sold			5,500
Board of Directors Chairman [Member] | Consulting Agreement [Member]
Salary and Wage, Excluding Cost of Good and Service Sold			25,000				5,000
[custom:ReimbursementExpenses]							$ 500
Board of Directors Chairman [Member] | Consulting Agreement [Member] | Minimum [Member]
Salary and Wage, Excluding Cost of Good and Service Sold			$ 10,575	$ 7,575
Ms. Lital Barda [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold					$ 25,000
Ms. Lital Barda [Member] | Subsequent Event [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 7,500